Term Loan - Schedule of Debt (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Term loan	$ 609,572	$ 2,374,031
Less: debt discount	(1,974)	(20,364)
Term Loan, net of debt discount	$ 607,598	$ 2,353,667